VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
China: 3.6%
JD.com, Inc. (ADR) †	159,494	$5,443,530
United States: 96.5%
Amazon.com, Inc. *	238,832	31,134,140
AmerisourceBergen Corp.	17,056	3,282,086
AutoZone, Inc. *	1,648	4,109,057
Bath & Body Works, Inc.	19,609	735,337
Best Buy Co., Inc.	17,843	1,462,234
Cardinal Health, Inc.	23,132	2,187,593
Costco Wholesale Corp.	20,887	11,245,143
CVS Health Corp.	91,138	6,300,370
Dollar General Corp.	19,359	3,286,771
Dollar Tree, Inc. *	18,593	2,668,095
Lowe’s Companies, Inc.	34,271	7,734,965
Lululemon Athletica, Inc. *	10,130	3,834,205
McKesson Corp.	14,432	6,166,938
O’Reilly Automotive, Inc. *	6,637	6,340,326
Ross Stores, Inc.	30,508	3,420,862
Sysco Corp.	51,295	3,806,089
Target Corp.	41,336	5,452,218
The Home Depot, Inc.	44,001	13,668,471
The Kroger Co.	67,048	3,151,256
	Number of Shares	Value
United States (continued)
The TJX Companies, Inc.	83,402	$7,071,656
Tractor Supply Co.	11,235	2,484,058
Ulta Beauty, Inc. *	5,171	2,433,447
Walgreens Boots Alliance, Inc.	69,430	1,978,061
Walmart, Inc.	81,592	12,824,631
		146,778,009
Total Common Stocks (Cost: $155,719,776)		152,221,539

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $664,298)
State Street Navigator Securities Lending Government Money Market Portfolio	664,298	664,298
Total Investments: 100.5% (Cost: $156,384,074)		152,885,837
Liabilities in excess of other assets: (0.5)%		(705,270)
NET ASSETS: 100.0%		$152,180,567

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $651,576.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	59.0%	$89,872,288
Consumer Staples	29.2	44,412,264
Health Care	11.8	17,936,987
	100.0%	$152,221,539
1